Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($) uS_Dollar_Per_Share	Dec. 31, 2022 USD ($) uS_Dollar_Per_Share	Dec. 31, 2021 USD ($) uS_Dollar_Per_Share	Dec. 31, 2020 USD ($) uS_Dollar_Per_Share
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Mr. Cordani:

Fiscal Year	Summary Compensation Table Total	Compensation Actually Paid	Ratio of Compensation Actually Paid to Summary Compensation Table Total

2023	$21,047,255	$8,153,258	0.39
2022	$20,965,504	$57,388,994	2.74
2021	$19,872,266	$15,448,906	0.78
2020	$19,929,493	$15,872,537	0.80
Other NEOs:

Fiscal Year	Summary Compensation Table Total	Compensation Actually Paid	Ratio of Compensation Actually Paid to Summary Compensation Table Total

2023	$6,801,329	$3,521,133	0.52
2022	$6,346,552	$15,496,862	2.44
2021	$7,164,215	$5,232,498	0.73
2020	$7,075,762	$5,955,295	0.84

	Summary Compensation Table Total for Mr. Cordani ($)	Compensation Actually Paid to Mr. Cordani ($)	Average Summary Compensation Table Total for NEOs (other than Mr. Cordani) ($)	Average Compensation Actually Paid to NEOs (other than Mr. Cordani) ($)	Value of Initial Fixed $100 Investment Based On:		Net Income(2) (in millions) ($)	Company -Selected Measure: Adjusted Income from Operations, per share (3) ($)
Fiscal Year					Company TSR ($)	Peer Group TSR(1) ($)
	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)

2023	$21,047,255	$8,153,258	$6,801,329	$3,521,133	154.34	143.18	5,164	25.09
2022	$20,965,504	$57,388,994	$6,346,552	$15,496,862	167.71	140.29	6,704(4)	23.36(4)
2021	$19,872,266	$15,448,906	$7,164,215	$5,232,498	114.34	143.09	5,370(4)	20.48(4)
2020	$19,929,493	$15,872,537	$7,075,762	$5,955,295	101.83	113.45	8,458	18.45

Company Selected Measure Name	Adjusted Income from Operations, per share
Named Executive Officers, Footnote
The NEOs (other than Mr. Cordani) reflected in columns (d) and (e) of the Pay Versus Performance Table are represented by the following individuals for each fiscal year as shown below:

2023	2022	2021	2020
Brian C. Evanko	Brian C. Evanko	Brian C. Evanko	Eric P. Palmer
Noelle K. Eder	Noelle K. Eder	Nicole S. Jones	Nicole S. Jones
Nicole S. Jones	Nicole S. Jones	Eric P. Palmer	Timothy Wentworth
Eric P. Palmer	Eric P. Palmer	Timothy Wentworth	Matthew Manders
Matthew Manders

Peer Group Issuers, Footnote	Peer Group reflects published data for the S&P 500 Health Care Index.
PEO Total Compensation Amount	$ 21,047,255	$ 20,965,504	$ 19,872,266	$ 19,929,493
PEO Actually Paid Compensation Amount	$ 8,153,258	57,388,994	15,448,906	15,872,537
Adjustment To PEO Compensation, Footnote
To calculate the Compensation Actually Paid reflected in the Pay Versus Performance Table above, the following amounts were deducted from and added to the Summary Compensation Table total compensation for each fiscal year:
Mr. Cordani’s Summary Compensation Table Total to Compensation Actually Paid Reconciliation

Fiscal Year	Salary ($)	Stock Awards ($)	Bonus & Non-Equity Incentive Comp. ($)	All Other Comp. ($)	Change in Pension Value & NQDC Earnings ($)	Summary Comp. Table Total ($)	Stock Award Deductions from Summary Comp. Table Total(1) ($)	Stock Award Additions to Summary Comp. Table Total(2) ($)	Comp. Actually Paid(3) ($)

2023	$1,500,000	$15,856,233	$3,300,000	$310,437	$80,585	$21,047,255	$(15,856,233)	$2,962,236	$8,153,258
2022	$1,500,000	$15,544,307	$3,600,000	$321,197	$0	$20,965,504	$(15,544,307)	$51,967,797	$57,388,994
2021	$1,500,000	$15,370,427	$2,700,000	$301,839	$0	$19,872,266	$(15,370,427)	$10,947,067	$15,448,906
2020	$1,500,000	$14,560,254	$3,500,000	$179,341	$189,898	$19,929,493	$(14,560,254)	$10,503,298	$15,872,537
Represents the grant date fair value of equity-based awards granted each year.
(2)Reflects the value of equity calculated in accordance with the SEC methodology for determining Compensation Actually Paid for each year shown. The equity component of Compensation Actually Paid for each fiscal year is further detailed in the tables below:

Mr. Cordani’s Compensation Actually Paid Equity Valuation for Each Fiscal Year
2023 Compensation Actually Paid Equity Valuation

Award Type	Fair Value of Awards Granted in Current Year Outstanding and Unvested as of 12/31/2023 ($)	Change in Fair Value of Outstanding and Unvested Prior Year Awards as of 12/31/2023 ($)	Change in Fair Value of Awards that Vested in 2023 ($)	Fair Value of Awards Forfeited or Cancelled in 2023 ($)	Equity Value in Compensation Actually Paid ($)
	(a)	(b)	(c)	(d)	(e) = (a) + (b) + (c) - (d)

Stock Options	$3,106,749	$(2,098,800)	$(2,374,503)	$0	$(1,366,555)
Restricted Stock	$3,252,626	$(451,849)	$(640,466)	$0	$2,160,310
Strategic Perf Shares	$8,773,351	$(5,212,929)	$(1,391,941)	$0	$2,168,481
Total	$15,132,725	$(7,763,578)	$(4,406,911)	$0	$2,962,236
2022 Compensation Actually Paid Equity Valuation

Award Type	Fair Value of Awards Granted in Current Year Outstanding and Unvested as of 12/31/2022 ($)	Change in Fair Value of Outstanding and Unvested Prior Year Awards as of 12/31/2022 ($)	Change in Fair Value of Awards that Vested in 2022 ($)	Fair Value of Awards Forfeited or Cancelled in 2022 ($)	Equity Value in Compensation Actually Paid ($)
	(a)	(b)	(c)	(d)	(e) = (a) + (b) + (c) - (d)

Stock Options	$7,876,809	$6,875,723	$444,986	$0	$15,197,518
Restricted Stock	$4,232,869	$1,767,720	$38,838	$0	$6,039,426
Strategic Perf Shares	$17,751,119	$12,979,546	$188	$0	$30,730,853
Total	$29,860,797	$21,622,989	$484,012	$0	$51,967,797

2021 Compensation Actually Paid Equity Valuation

Award Type	Fair Value of Awards Granted in Current Year Outstanding and Unvested as of 12/31/2021 ($)	Change in Fair Value of Outstanding and Unvested Prior Year Awards as of 12/31/2021 ($)	Change in Fair Value of Awards that Vested in 2021 ($)	Fair Value of Awards Forfeited or Cancelled in 2021 ($)	Equity Value in Compensation Actually Paid ($)
	(a)	(b)	(c)	(d)	(e) = (a) + (b) + (c) - (d)

Stock Options	$4,385,246	$382,720	$(555,181)	$0	$4,212,785
Restricted Stock	$3,893,606	$392,213	$26,005	$0	$4,311,824
Strategic Perf Shares	$6,977,016	$(4,619,317)	$64,758	$0	$2,422,457
Total	$15,255,868	$(3,844,384)	$(464,418)	$0	$10,947,067

2020 Compensation Actually Paid Equity Valuation

Award Type	Fair Value of Awards Granted in Current Year Outstanding and Unvested as of 12/31/2020 ($)	Change in Fair Value of Outstanding and Unvested Prior Year Awards as of 12/31/2020 ($)	Change in Fair Value of Awards that Vested in 2020 ($)	Fair Value of Awards Forfeited or Cancelled in 2020 ($)	Equity Value in Compensation Actually Paid ($)
	(a)	(b)	(c)	(d)	(e) = (a) + (b) + (c) - (d)

Stock Options	$3,749,535	$(241,674)	$(1,637,861)	$0	$1,870,000
Restricted Stock	$3,794,705	$45,261	$(114,871)	$0	$3,725,095
Strategic Perf Shares	$7,929,201	$(1,965,506)	$(1,055,492)	$0	$4,908,203
Total	$15,473,441	$(2,161,919)	$(2,808,224)	$0	$10,503,298
	No pension-related adjustments associated with the Cigna Pension Plan were necessary in the calculation of Compensation Actually Paid as the plan is frozen and there were no prior service costs established in the last three years.
Non-PEO NEO Average Total Compensation Amount	$ 6,801,329	6,346,552	7,164,215	7,075,762
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,521,133	15,496,862	5,232,498	5,955,295
Adjustment to Non-PEO NEO Compensation Footnote
To calculate the Compensation Actually Paid reflected in the Pay Versus Performance Table above, the following amounts were deducted from and added to the Summary Compensation Table total compensation for each fiscal year:
Average NEOs’ (other than Mr. Cordani) Summary Compensation Table Total to Compensation Actually Paid Reconciliation

Fiscal Year	Salary ($)	Stock Awards ($)	Bonus & Non-Equity Incentive Comp. ($)	All Other Comp. ($)	Change in Pension Value & NQDC Earnings ($)	Summary Comp. Table Total ($)	Stock Award Deductions from Summary Comp. Table Total(1) ($)	Stock Award Additions to Summary Comp. Table Total(2) ($)	Comp. Actually Paid(3) ($)

2023	$875,288	$4,500,529	$1,365,000	$50,046	$10,466	$6,801,329	$(4,500,529)	$1,220,332	$3,521,133
2022	$827,549	$4,236,986	$1,230,625	$51,392	$0	$6,346,552	$(4,236,986)	$13,387,296	$15,496,862
2021	$995,385	$4,731,519	$604,500	$829,680	$3,131	$7,164,215	$(4,731,519)	$2,799,802	$5,232,498
2020	$1,001,923	$4,503,476	$1,470,625	$55,835	$43,903	$7,075,762	$(4,503,476)	$3,383,009	$5,955,295
(1)Represents the grant date fair value of equity-based awards granted each year.
(2)Reflects the value of equity calculated in accordance with the SEC methodology for determining Compensation Actually Paid for each year shown. The equity component of Compensation Actually Paid for each fiscal year is further detailed in the tables below:
Average NEO’s (other than Mr. Cordani) Compensation Actually Paid Equity Valuation for Each Fiscal Year
2023 Compensation Actually Paid Equity Valuation

Award Type	Fair Value of Awards Granted in Current Year Outstanding and Unvested as of 12/31/2023 ($)	Change in Fair Value of Outstanding and Unvested Prior Year Awards as of 12/31/2023 ($)	Change in Fair Value of Awards that Vested in 2023 ($)	Fair Value of Awards Forfeited or Cancelled in 2023 ($)	Equity Value in Compensation Actually Paid ($)
	(a)	(b)	(c)	(d)	(e) = (a) + (b) + (c) - (d)

Stock Options	$1,100,520	$(639,461)	$(594,895)	$0	$(133,836)
Restricted Stock	$1,152,358	$(138,275)	$(182,536)	$0	$831,548
Strategic Perf Shares	$2,071,979	$(1,252,141)	$(297,218)	$0	$522,621
Total	$4,324,857	$(2,029,877)	$(1,074,648)	$0	$1,220,332
2022 Compensation Actually Paid Equity Valuation

Award Type	Fair Value of Awards Granted in Current Year Outstanding and Unvested as of 12/31/2022 ($)	Change in Fair Value of Outstanding and Unvested Prior Year Awards as of 12/31/2022 ($)	Change in Fair Value of Awards that Vested in 2022 ($)	Fair Value of Awards Forfeited or Cancelled in 2022 ($)	Equity Value in Compensation Actually Paid ($)
	(a)	(b)	(c)	(d)	(e) = (a) + (b) + (c) - (d)

Stock Options	$2,714,064	$1,556,183	$91,685	$0	$4,361,932
Restricted Stock	$1,458,559	$444,168	$36,761	$0	$1,939,488
Strategic Perf Shares	$4,077,759	$3,008,083	$33	$0	$7,436,426
Total	$8,250,382	$5,008,434	$128,479	$0	$13,387,296
2021 Compensation Actually Paid Equity Valuation

Award Type	Fair Value of Awards Granted in Current Year Outstanding and Unvested as of 12/31/2021 ($)	Change in Fair Value of Outstanding and Unvested Prior Year Awards as of 12/31/2021 ($)	Change in Fair Value of Awards that Vested in 2021 ($)	Fair Value of Awards Forfeited or Cancelled in 2021 ($)	Equity Value in Compensation Actually Paid ($)
	(a)	(b)	(c)	(d)	(e) = (a) + (b) + (c) - (d)

Stock Options	$1,349,900	$84,814	$(143,363)	$0	$1,291,351
Restricted Stock	$1,198,577	$132,175	$(345,777)	$0	$984,975
Strategic Perf Shares	$1,861,457	$(1,240,350)	$49,621	$147,252	$523,476
Total	$4,409,934	$(1,023,361)	$(439,519)	$147,252	$2,799,802

2020 Compensation Actually Paid Equity Valuation

Award Type	Fair Value of Awards Granted in Current Year Outstanding and Unvested as of 12/31/2020 ($)	Change in Fair Value of Outstanding and Unvested Prior Year Awards as of 12/31/2020 ($)	Change in Fair Value of Awards that Vested in 2020 ($)	Fair Value of Awards Forfeited or Cancelled in 2020 ($)	Equity Value in Compensation Actually Paid ($)
	(a)	(b)	(c)	(d)	(e) = (a) + (b) + (c) - (d)

Stock Options	$1,159,710	$(52,264)	$(444,007)	$0	$663,439
Restricted Stock	$1,173,719	$35,275	$(56,462)	$0	$1,152,532
Strategic Perf Shares	$2,452,495	$(533,442)	$(352,015)	$0	$1,567,038
Total	$4,785,924	$(550,431)	$(852,484)	$0	$3,383,009
(3)No pension-related adjustments associated with the Cigna Pension Plan were necessary in the calculation of Compensation Actually Paid as the plan is frozen and there were no prior service costs established in the last three years.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid versus Company TSR and Peer Group TSR
From 2020 through 2023, Mr. Cordani and the other NEOs’ Compensation Actually Paid amounts were generally aligned with the Company’s absolute TSR and its relative TSR as compared to the peer group used for this Pay Versus Performance analysis, namely the S&P 500 Health Care Index. This is due primarily to the Company’s use of equity incentives, which are tied directly to the Company’s stock price and financial performance on an absolute basis and relative to its peers. In addition, 50% of an SPS award’s payout is aligned to relative TSR performance as compared to a custom peer group, which has changed over time and, for awards granted in 2020 and 2021, differs from the broader S&P 500 Health Care Index.
The Company’s TSR underperformed relative to the S&P 500 Health Care Index in 2020 and 2021, leading to annual Compensation Actually Paid values that were lower than their relative Summary Compensation Table values in those fiscal years. In 2022, however, the Company saw significant TSR growth and outperformed the peer group. This stock price growth translated to significantly increased Compensation Actually Paid values for Mr. Cordani and the other NEOs for 2022. The Company’s TSR for 2023 was lower than the Company’s 2022 TSR on an absolute and relative basis, leading to Compensation Actually Paid values that were lower than both the Summary Compensation Table value for 2023 and the 2022 Compensation Actually Paid values.
The graph below compares The Cigna Group cumulative TSR to the S&P 500 Index and the S&P 500 Health Care Index for the five-year period ended December 31, 2023, which we believe provides a more fulsome understanding of the Company’s market performance given the longer time horizon. The stock performance shown in the graph is not intended to forecast or be indicative of future performance.

*Assumes that the value of the investment in Cigna common stock and each index was $100 on December 31, 2018 and that all dividends were reinvested.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid versus Net Income
The Company’s annual net income in 2023 was slightly below 2022, primarily driven by the recognition of a loss on the sale of a business. Between 2020 and 2022, Mr. Cordani and other NEOs’ Compensation Actually Paid has generally appreciated, but decreased in 2023. This is due to the following:
•the significant emphasis the Company places on equity incentives, which are more sensitive to absolute stock price performance and stock price performance relative to peers; and
	•the fact that the Company does not use year-over-year changes in net income to determine compensation levels or incentive plan payouts. Instead, adjusted income from operations has been the Company’s income measure of performance in its incentive plans and one of the Company’s most important performance measures for determining compensation.
Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid versus Adjusted Income from Operations per Share
	Similar to the discussion of the relationship between Compensation Actually Paid and Company/Peer Group TSR above, Mr. Cordani and other NEOs’ Compensation Actually Paid amounts are generally aligned with the Company’s adjusted income from operations per share results over the reporting period. Adjusted income from operations per share long-term goals account for 50% of each SPS award’s total payout. Final results for adjusted income from operations per shares in years 2021, 2022, and 2023, relative to internal goals established at the beginning of each SPS award’s performance measurement period, have contributed to the Compensation Actually Paid values for Mr. Cordani and other NEOs seen in 2023. By the end of 2023, all SPS awards granted in years 2021, 2022, and 2023 were trending above their targeted adjusted income from operations per share results.
Total Shareholder Return Vs Peer Group
Compensation Actually Paid versus Company TSR and Peer Group TSR
From 2020 through 2023, Mr. Cordani and the other NEOs’ Compensation Actually Paid amounts were generally aligned with the Company’s absolute TSR and its relative TSR as compared to the peer group used for this Pay Versus Performance analysis, namely the S&P 500 Health Care Index. This is due primarily to the Company’s use of equity incentives, which are tied directly to the Company’s stock price and financial performance on an absolute basis and relative to its peers. In addition, 50% of an SPS award’s payout is aligned to relative TSR performance as compared to a custom peer group, which has changed over time and, for awards granted in 2020 and 2021, differs from the broader S&P 500 Health Care Index.
The Company’s TSR underperformed relative to the S&P 500 Health Care Index in 2020 and 2021, leading to annual Compensation Actually Paid values that were lower than their relative Summary Compensation Table values in those fiscal years. In 2022, however, the Company saw significant TSR growth and outperformed the peer group. This stock price growth translated to significantly increased Compensation Actually Paid values for Mr. Cordani and the other NEOs for 2022. The Company’s TSR for 2023 was lower than the Company’s 2022 TSR on an absolute and relative basis, leading to Compensation Actually Paid values that were lower than both the Summary Compensation Table value for 2023 and the 2022 Compensation Actually Paid values.
The graph below compares The Cigna Group cumulative TSR to the S&P 500 Index and the S&P 500 Health Care Index for the five-year period ended December 31, 2023, which we believe provides a more fulsome understanding of the Company’s market performance given the longer time horizon. The stock performance shown in the graph is not intended to forecast or be indicative of future performance.

*Assumes that the value of the investment in Cigna common stock and each index was $100 on December 31, 2018 and that all dividends were reinvested.

Tabular List, Table

Most Important Company Performance Measures

Adjusted Income from Operations	Affordability and Effectiveness
Adjusted Revenues	Advancing ESG Initiatives
Relative Total Shareholder Return	Cross-Enterprise Leverage
Adjusted Income from Operations per Share

Total Shareholder Return Amount	$ 154.34	167.71	114.34	101.83
Peer Group Total Shareholder Return Amount	143.18	140.29	143.09	113.45
Net Income (Loss)	$ 5,164,000,000	$ 6,704,000,000	$ 5,370,000,000	$ 8,458,000,000
Company Selected Measure Amount | uS_Dollar_Per_Share	25.09	23.36	20.48	18.45
PEO Name	Mr. Cordani
Additional 402(v) Disclosure	Reflects “Shareholders’ Net Income” per SEC requirements.Effective January 1, 2023, The Cigna Group adopted amended accounting guidance for long-duration insurance contracts. Fiscal year 2022 and 2021 amounts have been retrospectively adjusted to conform to this new basis of accounting. See Note 2 - Summary of Significant Accounting Policies to The Cigna Group’s consolidated financial statements in the Annual Report on Form 10-K for the year ended December 31, 2023 for additional information.
Most Important Measures in Determining FY2023 Compensation Actually Paid
	The performance measures listed below represent the most important measures The Cigna Group used to determine Named Executive Officer compensation for fiscal year 2023. The use of each measure is further described in the Compensation Discussion and Analysis (CD&A) within the section titled “Elements of Compensation.”
PEO Ratio Of Compensation Paid To Summary Compensation	39.00%	274.00%	78.00%	80.00%
Non-PEO NEO Ratio Of Compensation Paid To Summary Compensation	52.00%	244.00%	73.00%	84.00%
PEO Salary	$ 1,500,000	$ 1,500,000	$ 1,500,000	$ 1,500,000
PEO Stock Awards	15,856,233	15,544,307	15,370,427	14,560,254
PEO Bonus And Non-Equity Incentive Compensation	3,300,000	3,600,000	2,700,000	3,500,000
PEO Other Compensation	310,437	321,197	301,839	179,341
PEO Change In Pension Value And Nonqualified Deferred Compensation Earnings	80,585	0	0	189,898
Non-PEO NEO Salary	875,288	827,549	995,385	1,001,923
Non-PEO NEO Stock Awards	4,500,529	4,236,986	4,731,519	4,503,476
Non-PEO NEO Bonus And Non-Equity Incentive Compensation	1,365,000	1,230,625	604,500	1,470,625
Non-PEO NEO Other Compensation	50,046	51,392	829,680	55,835
Non-PEO NEO Change In Pension Value And Nonqualified Deferred Compensation Earnings	$ 10,466	0	3,131	43,903
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Income from Operations
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Revenues
Measure:: 3
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted Income from Operations per Share
Non-GAAP Measure Description	For purposes of this section, we have identified Adjusted Income from Operations, per share as our Company-Selected Measure, the calculation of which is described in our Annual Report on Form 10-K for the year ended December 31, 2023. Additional information regarding our use of non-GAAP measures and reconciliations to the most directly comparable GAAP measure can be found on Annex A.
Measure:: 5
Pay vs Performance Disclosure
Name	Affordability and Effectiveness
Measure:: 6
Pay vs Performance Disclosure
Name	Advancing ESG Initiatives
Measure:: 7
Pay vs Performance Disclosure
Name	Cross-Enterprise Leverage
PEO | Deductions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (15,856,233)	(15,544,307)	(15,370,427)	(14,560,254)
PEO | Additions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,962,236	51,967,797	10,947,067	10,503,298
PEO | Fair Value Of Awards Granted In Current Year, Outstanding And Unvested, Stock Options [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	3,106,749	7,876,809	4,385,246	3,749,535
PEO | Change In Fair Value Of Awards From Prior Years, Outstanding And Unvested, Stock Options [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	(2,098,800)	6,875,723	382,720	(241,674)
PEO | Change In Fair Value Of Awards, Vested, Stock Options [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	(2,374,503)	444,986	(555,181)	(1,637,861)
PEO | Fair Value Of Awards, Forfeited Or Cancelled, Stock Options [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	0	0	0	0
PEO | Equity Award Adjustments, Stock Options [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	(1,366,555)	15,197,518	4,212,785	1,870,000
PEO | Fair Value Of Awards Granted In Current Year, Outstanding And Unvested, Restricted Stock [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	3,252,626	4,232,869	3,893,606	3,794,705
PEO | Change In Fair Value Of Awards From Prior Years, Outstanding And Unvested, Restricted Stock [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	(451,849)	1,767,720	392,213	45,261
PEO | Change In Fair Value Of Awards, Vested, Restricted Stock [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	(640,466)	38,838	26,005	(114,871)
PEO | Fair Value Of Awards, Forfeited Or Cancelled, Restricted Stock [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	0	0	0	0
PEO | Equity Award Adjustments, Restricted Stock [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	2,160,310	6,039,426	4,311,824	3,725,095
PEO | Fair Value Of Awards Granted In Current Year, Outstanding And Unvested, Strategic Perf Shares [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	8,773,351	17,751,119	6,977,016	7,929,201
PEO | Change In Fair Value Of Awards From Prior Years, Outstanding And Unvested, Strategic Perf Shares [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	(5,212,929)	12,979,546	(4,619,317)	(1,965,506)
PEO | Change In Fair Value Of Awards, Vested, Strategic Perf Shares [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	(1,391,941)	188	64,758	(1,055,492)
PEO | Fair Value Of Awards, Forfeited Or Cancelled, Strategic Perf Shares [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	0	0	0	0
PEO | Equity Award Adjustments, Strategic Perf Shares [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	2,168,481	30,730,853	2,422,457	4,908,203
PEO | Fair Value Of Awards Granted In Current Year, Outstanding And Unvested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	15,132,725	29,860,797	15,255,868	15,473,441
PEO | Change In Fair Value Of Awards From Prior Years, Outstanding And Unvested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	(7,763,578)	21,622,989	(3,844,384)	(2,161,919)
PEO | Change In Fair Value Of Awards, Vested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	(4,406,911)	484,012	(464,418)	(2,808,224)
PEO | Fair Value Of Awards, Forfeited Or Cancelled [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	0	0	0	0
Non-PEO NEO | Deductions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,500,529)	(4,236,986)	(4,731,519)	(4,503,476)
Non-PEO NEO | Additions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,220,332	13,387,296	2,799,802	3,383,009
Non-PEO NEO | Fair Value Of Awards Granted In Current Year, Outstanding And Unvested, Stock Options [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	1,100,520	2,714,064	1,349,900	1,159,710
Non-PEO NEO | Change In Fair Value Of Awards From Prior Years, Outstanding And Unvested, Stock Options [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	(639,461)	1,556,183	84,814	(52,264)
Non-PEO NEO | Change In Fair Value Of Awards, Vested, Stock Options [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	(594,895)	91,685	(143,363)	(444,007)
Non-PEO NEO | Fair Value Of Awards, Forfeited Or Cancelled, Stock Options [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	0	0	0	0
Non-PEO NEO | Equity Award Adjustments, Stock Options [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	(133,836)	4,361,932	1,291,351	663,439
Non-PEO NEO | Fair Value Of Awards Granted In Current Year, Outstanding And Unvested, Restricted Stock [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	1,152,358	1,458,559	1,198,577	1,173,719
Non-PEO NEO | Change In Fair Value Of Awards From Prior Years, Outstanding And Unvested, Restricted Stock [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	(138,275)	444,168	132,175	35,275
Non-PEO NEO | Change In Fair Value Of Awards, Vested, Restricted Stock [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	(182,536)	36,761	(345,777)	(56,462)
Non-PEO NEO | Fair Value Of Awards, Forfeited Or Cancelled, Restricted Stock [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	0	0	0	0
Non-PEO NEO | Equity Award Adjustments, Restricted Stock [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	831,548	1,939,488	984,975	1,152,532
Non-PEO NEO | Fair Value Of Awards Granted In Current Year, Outstanding And Unvested, Strategic Perf Shares [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	2,071,979	4,077,759	1,861,457	2,452,495
Non-PEO NEO | Change In Fair Value Of Awards From Prior Years, Outstanding And Unvested, Strategic Perf Shares [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	(1,252,141)	3,008,083	(1,240,350)	(533,442)
Non-PEO NEO | Change In Fair Value Of Awards, Vested, Strategic Perf Shares [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	(297,218)	33	49,621	(352,015)
Non-PEO NEO | Fair Value Of Awards, Forfeited Or Cancelled, Strategic Perf Shares [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	0	0	147,252	0
Non-PEO NEO | Equity Award Adjustments, Strategic Perf Shares [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	522,621	7,436,426	523,476	1,567,038
Non-PEO NEO | Fair Value Of Awards Granted In Current Year, Outstanding And Unvested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	4,324,857	8,250,382	4,409,934	4,785,924
Non-PEO NEO | Change In Fair Value Of Awards From Prior Years, Outstanding And Unvested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	(2,029,877)	5,008,434	(1,023,361)	(550,431)
Non-PEO NEO | Change In Fair Value Of Awards, Vested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	(1,074,648)	128,479	(439,519)	(852,484)
Non-PEO NEO | Fair Value Of Awards, Forfeited Or Cancelled [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	$ 0	$ 0	$ 147,252	$ 0